COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Lease Commitments
	Minimum lease payments	Minimum sublease rentals	Net future minimum lease commitment
2017	$6,275	$693	$5,582
2018	6,318	694	5,624
2019	4,297	697	3,600
2020	3,613	627	2,986
2021	3,342	695	2,647
Thereafter	6,262	970	5,292

	$30,107	$4,376	$25,731